Expense Example - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - Select Biotechnology Portfolio - Select Biotechnology Portfolio	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 67
3 years	211
5 years	368
10 years	$ 822